SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advertising expenses:
Advertising expenses	$ 25,582	$ 22,380	$ 18,557
Severance pay:
Severance pay expense	$ 284	$ 499	$ 455
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of Diluted EPS	804,000	786,900